Supplement to the
Fidelity Income Replacement 2016 Fund℠, Fidelity Income Replacement 2018 Fund℠, Fidelity Income Replacement 2020 Fund℠, Fidelity Income Replacement 2022 Fund℠, Fidelity Income Replacement 2024 Fund℠, Fidelity Income Replacement 2026 Fund℠, Fidelity Income Replacement 2028 Fund℠, Fidelity Income Replacement 2030 Fund℠, Fidelity Income Replacement 2032 Fund℠, Fidelity Income Replacement 2034 Fund℠, Fidelity Income Replacement 2036 Fund℠, Fidelity Income Replacement 2038 Fund℠, Fidelity Income Replacement 2040 Fund℠ and Fidelity Income Replacement 2042 Fund℠
September 29, 2016
Prospectus

Fidelity Income Replacement 2018 Fund℠ and Fidelity Income Replacement 2020 Fund℠:

On January 19, 2017, the Board of Trustees approved a plan of liquidation for Fidelity Income Replacement 2018 Fund℠ and Fidelity Income Replacement 2020 Fund℠. Each fund is expected to liquidate on or about March 31, 2017. For shareholders in taxable accounts, any realized gains as a result of the liquidation may be subject to taxes. Effective after the close of business on January 31, 2017, new positions in each fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until each fund’s liquidation.

Fidelity Income Replacement 2022 Fund℠, Fidelity Income Replacement 2024 Fund℠, Fidelity Income Replacement 2026 Fund℠, Fidelity Income Replacement 2028 Fund℠, Fidelity Income Replacement 2030 Fund℠, Fidelity Income Replacement 2032 Fund℠, Fidelity Income Replacement 2034 Fund℠, Fidelity Income Replacement 2036 Fund℠, Fidelity Income Replacement 2038 Fund℠, Fidelity Income Replacement 2040 Fund℠ and Fidelity Income Replacement 2042 Fund℠:

On January 19, 2017, the Board of Trustees approved, subject to shareholder approval, proposals to: (i) modify each fund’s fundamental investment objective; and (ii) adopt an amended and restated management contract between each fund and FMR Co., Inc. in order to implement a new pricing structure for each fund that will reduce the overall expenses that fund shareholders pay, relative to the fund’s expenses as of July 31, 2016, and provide for less fluctuation in fund expenses. Under the new pricing structure, each fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the funds invest will be eliminated. A meeting of shareholders of each fund is currently expected to occur in the second quarter of 2017 to vote on these proposals. If shareholders of a fund approve these proposals, the fund will also change its name and investment strategies, as described more fully in the proxy statement relating to the proposals.

In anticipation of the proposed modifications to each fund, effective after the close of business on January 31, 2017, new positions in each fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions. If a fund’s shareholders approve the proposals, the fund will be re-opened to new investors, and the initial purchase minimum for the fund will be reduced from $25,000 to $2,500.

Shareholders of record will be entitled to vote at the meeting. Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Fidelity Income Replacement 2016 Fund℠:

On September 15, 2016, the Board of Trustees approved a plan of liquidation for Fidelity Income Replacement 2016 Fund℠. The fund is expected to liquidate on or about January 27, 2017. For shareholders in taxable accounts, any realized gains as a result of the liquidation may be subject to taxes.

Effective after the close of business on October 31, 2016, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.

RW-17-01 1.855566.110	January 27, 2017

Supplement to the
Fidelity Income Replacement 2016 Fund℠, Fidelity Income Replacement 2018 Fund℠, Fidelity Income Replacement 2020 Fund℠, Fidelity Income Replacement 2022 Fund℠, Fidelity Income Replacement 2024 Fund℠, Fidelity Income Replacement 2026 Fund℠, Fidelity Income Replacement 2028 Fund℠, Fidelity Income Replacement 2030 Fund℠, Fidelity Income Replacement 2032 Fund℠, Fidelity Income Replacement 2034 Fund℠, Fidelity Income Replacement 2036 Fund℠, Fidelity Income Replacement 2038 Fund℠, Fidelity Income Replacement 2040 Fund℠ and Fidelity Income Replacement 2042 Fund℠
Class A, Class T, Class C and Class I
September 29, 2016
Prospectus

Fidelity Income Replacement 2018 Fund℠ and Fidelity Income Replacement 2020 Fund℠:

On January 19, 2017, the Board of Trustees approved a plan of liquidation for Fidelity Income Replacement 2018 Fund℠ and Fidelity Income Replacement 2020 Fund℠. Each fund is expected to liquidate on or about March 31, 2017. For shareholders in taxable accounts, any realized gains as a result of the liquidation may be subject to taxes.

Fidelity Income Replacement 2022 Fund℠, Fidelity Income Replacement 2024 Fund℠, Fidelity Income Replacement 2026 Fund℠, Fidelity Income Replacement 2028 Fund℠, Fidelity Income Replacement 2030 Fund℠, Fidelity Income Replacement 2032 Fund℠, Fidelity Income Replacement 2034 Fund℠, Fidelity Income Replacement 2036 Fund℠, Fidelity Income Replacement 2038 Fund℠, Fidelity Income Replacement 2040 Fund℠ and Fidelity Income Replacement 2042 Fund℠:

On January 19, 2017, the Board of Trustees approved, subject to shareholder approval, proposals to: (i) modify each fund’s fundamental investment objective; and (ii) adopt an amended and restated management contract between each fund and FMR Co., Inc. in order to implement a new pricing structure for each fund that will reduce the overall expenses that fund shareholders pay, relative to the fund’s expenses as of July 31, 2016, and provide for less fluctuation in fund expenses. Under the new pricing structure, each fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the funds invest will be eliminated. A meeting of shareholders of each fund is currently expected to occur in the second quarter of 2017 to vote on these proposals. If shareholders of a fund approve these proposals, the fund will also change its name and investment strategies, as described more fully in the proxy statement relating to the proposals.

Shareholders of record will be entitled to vote at the meeting. Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Fidelity Income Replacement 2016 Fund℠:

On September 15, 2016, the Board of Trustees approved a plan of liquidation for Fidelity Advisor Income Replacement 2016 Fund℠. The fund is expected to liquidate on or about January 27, 2017. For shareholders in taxable accounts, any realized gains as a result of the liquidation may be subject to taxes.

ARW-17-01 1.856010.118	January 27, 2017